Benefit Plans - Estimated Future Pension Benefit Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
Defined Benefit Plan Expected Future Benefit Payments Next Twelve Months	$ 8,428
Defined Benefit Plan Expected Future Benefit Payments Year Two	8,733
Defined Benefit Plan Expected Future Benefit Payments Year Three	9,787
Defined Benefit Plan Expected Future Benefit Payments Year Four	10,324
Defined Benefit Plan Expected Future Benefit Payments Year Five	9,698
Defined Benefit Plan Expected Future Benefit Payments Five Fiscal Years Thereafter	51,726
Total	$ 98,696